Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Tax Assets Abstract
Net operating loss carryforward	$ 439,519	$ 109,009
Valuation allowance	(439,519)	(109,009)
Net deferred tax asset